Short-term bank loans and other debt (Details) - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Short-term bank loans and other debt
Short-term bank loans and other debt		$ 43,711,388	$ 247,758,295
Loan from The Bank of East Asia [Member]
Short-term bank loans and other debt
Short-term bank loans and other debt		0	58,716,253
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due June 1, 2018, at 1.10% plus 3 month LIBOR [Member]
Short-term bank loans and other debt
Short-term bank loans and other debt	[1]	$ 0	34,421,617
Maturity date		Jun. 01, 2018
Stated spread over variable rate		1.10%
Debt Instrument, Description of Variable Rate Basis		3 month LIBOR
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due September 27, 2018, at 1.10% plus 3 month LIBOR [Member]
Short-term bank loans and other debt
Short-term bank loans and other debt	[1]	$ 0	24,294,636
Maturity date		Sep. 27, 2018
Stated spread over variable rate		1.10%
Debt Instrument, Description of Variable Rate Basis		3 month LIBOR
Loan from Huarong International Trust Co., Ltd. [Member]
Short-term bank loans and other debt
Short-term bank loans and other debt		$ 0	20,522,788
Loan from Huarong International Trust Co., Ltd. [Member] | Loan from Huarong International Trust Co., Ltd., Due August 9, 2018, at 8.50% per annum [Member]
Short-term bank loans and other debt
Short-term bank loans and other debt	[1]	$ 0	20,522,788
Maturity date		Aug. 09, 2018
Stated rate		8.50%
Loan from Henan Zhongyuan Microfinance Co., Ltd. [Member]
Short-term bank loans and other debt
Short-term bank loans and other debt		$ 7,285,231	7,652,046
Loan from Henan Zhongyuan Microfinance Co., Ltd. [Member] | Loan from Henan Zhongyuan Microfinance Co., Ltd., Due July 27, 2018, at 10.00% per annum [Member]
Short-term bank loans and other debt
Short-term bank loans and other debt	[1]	$ 0	7,652,046
Maturity date		Jul. 27, 2018
Stated rate		10.00%
Loan from Henan Zhongyuan Microfinance Co., Ltd. [Member] | Loan from Henan Zhongyuan Microfinance Co., Ltd., Due July 26, 2019, at 11.60% per annum [Member]
Short-term bank loans and other debt
Short-term bank loans and other debt		$ 7,285,231	0
Maturity date		Jul. 26, 2019
Stated rate		11.60%
Loan from Zhongyuan Aviation Leasing Co.,Ltd. [Member] | Loan from Zhongyuan Aviation Leasing Co.,Ltd., Due November 23, 2018, at 10.00% per annum [Member]
Short-term bank loans and other debt
Short-term bank loans and other debt	[1]	$ 0	15,304,092
Maturity date		Nov. 23, 2018
Stated rate		10.00%
Loan from Bridge Trust Co., Ltd. [Member]
Short-term bank loans and other debt
Short-term bank loans and other debt	[1]	$ 0	87,845,490
Loan from Bridge Trust Co., Ltd. [Member] | Loan from Bridge Trust Co., Ltd., Due May 29, 2018, at 9.50% per annum [Member]
Short-term bank loans and other debt
Short-term bank loans and other debt	[1]	$ 0	41,933,213
Maturity date		May 29, 2018
Stated rate		9.50%
Loan from Bridge Trust Co., Ltd. [Member] | Loan from Bridge Trust Co., Ltd., Due November 29, 2018, at 9.50% per annum [Member]
Short-term bank loans and other debt
Short-term bank loans and other debt	[1]	$ 0	45,912,277
Maturity date		Nov. 29, 2018
Stated rate		9.50%
Loan from China Huarong Asset Management Co., Ltd.Shaanxi Branch [Member] | Loan from China Huarong Asset Management Co., Ltd. Shaanxi Branch, Due December 14, 2018, at 11.50% per annum [Member]
Short-term bank loans and other debt
Short-term bank loans and other debt	[1]	$ 0	15,304,092
Maturity date		Dec. 14, 2018
Stated rate		11.50%
Loan from Kunlun Trust Co., Ltd. [Member]
Short-term bank loans and other debt
Short-term bank loans and other debt		$ 36,426,157	38,260,231
Loan from Kunlun Trust Co., Ltd. [Member] | Loan from Kunlun Trust Co., Ltd., Due December 28, 2018, at 8.20% per annum [Member]
Short-term bank loans and other debt
Short-term bank loans and other debt	[1]	$ 0	38,260,231
Maturity date		Dec. 28, 2018
Stated rate		8.20%
Loan from Kunlun Trust Co., Ltd. [Member] | Loan from Kunlun Trust Co., Ltd., Due June 28, 2019, at 10.50% per annum [Member]
Short-term bank loans and other debt
Short-term bank loans and other debt		$ 36,426,157	0
Maturity date		Jun. 28, 2019
Stated rate		10.50%
Uncommitted on-demand revolving facilities from Bank of China International Limited [Member]
Short-term bank loans and other debt
Short-term bank loans and other debt		$ 0	4,153,303
Uncommitted on-demand revolving facilities from Bank of China International Limited [Member] | Uncommitted on-demand revolving facilities from Bank of China International Limited, 1.00% plus LIBOR [Member]
Short-term bank loans and other debt
Short-term bank loans and other debt	[2]	$ 0	3,935,538
Stated spread over variable rate		1.00%
Debt Instrument, Description of Variable Rate Basis		LIBOR
Uncommitted on-demand revolving facilities from Bank of China International Limited [Member] | Uncommitted on-demand revolving facilities from Bank of China International Limited, 1.00% plus HIBOR [Member]
Short-term bank loans and other debt
Short-term bank loans and other debt	[2]	$ 0	$ 217,765
Stated spread over variable rate		1.00%
Debt Instrument, Description of Variable Rate Basis		HIBOR

[1]	These loans were paid in full in 2018.
[2]	These represent revolving credit facilities that are unsecured and repayable on demand.